Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Non-accrual Loans by Class of Loans - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Non-accrual Loans by Class of Loans [Line Items]
Non-accrual loans	$ 186	$ 2,025
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Non-accrual Loans by Class of Loans [Line Items]
Non-accrual loans	0	588
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Non-accrual Loans by Class of Loans [Line Items]
Non-accrual loans	186	836
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Non-accrual Loans by Class of Loans [Line Items]
Non-accrual loans	0	67
Real Estate Portfolio Segment [Member] | Commercial Real Estate and Lines of Credit [Member]
Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Non-accrual Loans by Class of Loans [Line Items]
Non-accrual loans	0	489
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Non-accrual Loans by Class of Loans [Line Items]
Non-accrual loans	0	0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Non-accrual Loans by Class of Loans [Line Items]
Non-accrual loans	0	45
Commercial Portfolio Segment [Member]
Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Non-accrual Loans by Class of Loans [Line Items]
Non-accrual loans	0	0
Consumer Portfolio Segment [Member]
Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Non-accrual Loans by Class of Loans [Line Items]
Non-accrual loans	$ 0	$ 0